Trade and other payables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other payables
28.	Trade and other payables
NON-CURRENT
TRADE AND OTHER PAYABLE
S

Million US dollar	31 December 2019	31 December 2018
Indirect taxes payable	174	194
Trade payables	237	238
Deferred consideration on acquisitions	1 418	1 247
Other payables	113	138

Non-current trade and other payables	1 943	1 816
CURRENT TRADE AND OTHER PAYABLES

Million US dollar	31 December 2019	31 December 2018
Trade payables and accrued expenses	15 876	15 512
Payroll and social security payables	736	900
Indirect taxes payable	2 708	2 633
Interest payable	1 679	1 616
Consigned packaging	1 106	1 093
Dividends payable	338	331
Deferred income	21	32
Deferred consideration on acquisitions	221	163
Other payables	179	289

Current trade and other payables	22 864	22 568
As at 31 December 2019, deferred consideration on acquisitions is mainly comprised of 0.7 billion US dollar for the put option included in the 2012 shareholders’ agreement between Ambev and ELJ, which may result in Ambev acquiring additional shares in Cervecería Nacional Dominicana S.A. (“CND”).